Intangible Assets - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Financing charges related to intangible assets under development	$ 6	$ 3
Amortization expense for intangible assets, 2023	74
Amortization expense for intangible assets, 2024	63
Amortization expense for intangible assets, 2025	62
Amortization expense for intangible assets, 2026	59
Amortization expense for intangible assets, 2027	$ 52